TAX SITUATION	12 Months Ended
Dec. 31, 2023
TAX SITUATION [Abstract]
TAX SITUATION
17	TAX SITUATION

a)	Credicorp is not subject to income tax, wealth tax, capital gains tax or property tax in Bermuda.

Credicorp’s Peruvian subsidiaries are subject to the Peruvian tax regime.

The Peruvian corporate income tax rate at December 31, 2023, 2022 and 2021 was 29.5 percent of taxable income after calculating workers’ participation, which is determined using a rate of 5.0 percent.
The corporate income tax rate in Bolivia is 25.0 percent as of December 31, 2023 and 2022. Bolivian financial entities are subject to an additional rate to the extent that the ROE exceeds 6.0 percent; in that case, they must consider an additional rate of 25.0 percent, which would bring the rate to 50.0 percent. As of 2021, the aforementioned additional rate is also applicable to brokerage firms, mutual fund management companies and insurance companies.

In the case of Chile, the tax legislation changed in 2020, establishing two new regimes currently in force: the general regime and the Pro-Pyme regime, the latter applicable to smaller companies. Credicorp Capital Holding Chile, as well as all its subsidiaries, are taxed under the general regime, whose corporate income tax rate for domiciled legal entities remains at 27.0 percent as of December 31, 2023.
Individuals or legal entities not domiciled in Chile will be subject to an additional tax at rates between 4.0 percent and 35.0 percent, depending on the nature of the income.

In Colombia, according to Law No.2277 of 2021 issued on December 13, 2022, the general income tax rate for the year 2023 is 35.0 percent and for financial institutions an additional 5.0 percent is added for the taxable years 2023 to 2027, totaling a general income tax rate of 40.0 percent (for the taxable year 2022 3.0 percentage points were added to the general tax rate, totaling an income tax rate of 38.0 percent).

The additional rate of 5.0 percent will be applicable only to financial institutions that in the corresponding taxable year have a taxable income equal to or greater than 120,000 Unidad de Valor Tributario (“UVT”), which as of December 31, 2023 and 2022 is equivalent to a total of S/4.4 million and S/3.6 million respectively. In this sense, Credicorp Capital Colombia, Credicorp Capital Fiduciaria and Mibanco Colombia must pay income tax taking into account the above.

Additionally, in case of receiving occasional profits, listed and established by the National Government in the Tax Statute and which are not subject to income tax, a differential rate of 10.0 percent must be applied on the net profit and the associated expenses respectively.
In fiscal year 2021, the Colombian Tax Reform Law repealed, as from fiscal year 2022, the rule that allowed taking 100.0 percent of the industry and commerce tax as a tax discount of the income tax, notices and boards. Therefore, in fiscal year 2023 only 50.0 percent of the industry and commerce tax, signs and boards may be taken as tax discount.

The deadlines for the finality of the income and complementary tax return for the taxable periods 2022 and 2023 are established as follows:
Increase in net income tax compared to the previous year	Closed tax return
35 percent	6 months
25 percent	12 months

The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:
	2023		2022		2021
	In millions	%	In millions	%	In millions	%

Theoretical tax and income tax rate in Perú	(2,040.9)	(29.50)	(2,022.5)	(29.50)	(1,573.2)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Perú	52.8	0.77	(75.8)	(1.11)	(12.8)	(0.24)
(ii) Provision tax on dividends	(235.7)	(3.44)	(168.4)	(2.46)	(78.6)	(1.47)
(iii) Non-taxable income, net	335.3	4.59	156.2	2.29	3.6	0.06
Income tax and effective income tax rate	(1,888.5)	(27.58)	(2,110.5)	(30.78)	(1,661.0)	(31.15)

b)	Income tax expense for the years ended December 31, 2023, 2022 and 2021 comprises:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Current -
In Perú	1,669,370	1,799,467	945,937
In other countries	295,169	197,971	167,657
	1,964,539	1,997,438	1,113,594

Deferred -
In Perú	(28,734)	37,447	548,920
In other countries	(47,354)	75,616	(1,527)
	(76,088)	113,063	547,393
Total	1,888,451	2,110,501	1,660,987

c)	The following table presents a summary of the Group’s deferred income tax:

	2023	2022
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	1,023,000	1,108,687
Provision for profit sharing	70,908	73,402
Provision for sundry expenses and risks	59,984	35,393
Carry forward tax losses	63,668	50,675
Provision for pending vacations	32,370	31,724
Depreciation of improvements for leased premises	20,436	23,762
Unrealized losses due to valuation of investments at fair value through other comprehensive income	5,837	5,160
Provision of Stock awards	13,821	45,510
Unrealized losses due to valuation of investments at fair value through other comprehensive income	39,364	71,214
Unrealized gain from valuation of fair value hedging derivatives	–	8,246
Others	209,491	120,239

Deferred liability
Intangibles, net	(176,271)	(253,696)
Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) and SBS	(45,016)	(61,858)
Buildings depreciation	(63,839)	(64,462)
Deferred acquisitions costs	(16,070)	(16,537)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(3,743)	(1,099)
Buildings revaluation	(2,552)	(3,113)
Unrealized gain in valuation on cash flow hedge derivatives	(804)	(5,262)
Others	(48,389)	(33,238)
Total	1,182,195	1,134,747

	2023	2022
	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Provision for sundry expenses and risks	12,395	21,192
Carry forward tax losses	19,757	19,757
Unrealized losses due to valuation of investments at fair value through other comprehensive income	8,731	41,146
Provision for workers profit sharing	17,897	12,911
Deferred income from commissions on remuneration	5,274	4,992
Others	8,674	10,270

Deferred liability
Intangibles, net	(36,569)	(37,315)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs	(8,186)	(22,991)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(13,846)	(10,716)
Reserve for reinstatement premium costs and deductibles	(10,942)	(11,251)
Leasing operations related to loans	(3,038)	(3,224)
Buildings revaluation	(3,296)	(3,296)
Others	(64,853)	(56,965)
Total	(107,517)	(75,005)

As of December 31, 2023, the Group has a deferred income tax asset of S/36.3 million corresponding to unrealized gains and losses generated by investments at fair value with changes in other comprehensive income and cash flow hedges. As of December 31, 2022, the Group has a deferred income tax asset of S/114.0 million corresponding to unrealized gains and losses generated by investments at fair value with changes in other comprehensive income and cash flow hedges.

d)
The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016, 2017, 2020 to 2023
Mibanco	2018, 2021 to 2023
Pacífico Compañía de Seguros y Reaseguros	2018 to 2023
Credicorp Capital Servicios Financieros	2018 to 2023
Credicorp Capital Perú	2018 to 2023
Credicorp Capital Holding Perú S.A.A.	2018 to 2023
Grupo Credito	2018 to 2023

It is worth mentioning that the Tax Authority is auditing the sworn declaration of:

Banco de Crédito del Perú	2019
Mibanco	2021
Grupo Crédito	2017

The Bolivian, Chilean and Colombian Tax Authorities have the power to review and, if applicable, make a new determination for the income tax the subsidiaries to Credicorp located in said countries, upon presentation of their Income Tax declarations. Additionally, in the case of Colombia, a period of 6 years was established for the taxpayers obliged to apply Transfer Prices or taxpayers who report tax losses. The annual income tax declarations pending examination by the overseas tax authorities are the following:
Banco de Crédito de Bolivia	2015 to 2023
Credicorp Capital Colombia	2017 to 2023
Mibanco Colombia	2019 to 2023

Since tax regulations are subject to interpretation by the different Tax Authorities where Credicorp’s subsidiaries are located, it is not possible to determine at the present date whether any significant additional liabilities may arise from any eventual tax examinations of the Credicorp’s subsidiaries. Any resulting unpaid taxes, tax penalties or interest that may arise will be recognized as expenses in the year in which they are determined. However, Management of Credicorp and its Subsidiaries and their legal counsel consider that any additional tax assessments would not have a significant impact on the consolidated financial statements as of December 31, 2023 and 2022.

e)	International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12

The amendments to IAS 12 have been introduced in response to the OECD’s BEPS Pillar Two rules and include:

i)	A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and

ii)
Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.

These modifications to IAS 12 came into force on January 1, 2023, and have not had an impact on the Group’s consolidated financial statements, to the extent that Pillar Two legislation is not in force at the date of presentation of these annual accounts.

The Group has applied the mandatory exception to recognising and disclosing information about deferred tax assets and liabilities arising from Pillar Two income taxes.

At the date of this report, the corresponding legislation is still pending and there is no certainty, to date or whether such legislation will be enacted and, if applicable, what the effective date of the resulting legislation will be.

In 2023, the Group is in the process of evaluating its exposure to the Pillar Two legislation.

Furthermore, the Group based on the analysis carried out, at the end of the 2023 financial year the Group does not anticipate substantial economic impacts resulting from the Additional Tax that would arise as a consequence of the application of Pillar Two.